Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net loss per share for the periods presented:
	Six month ended June 30,
	2023	2022

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,220)	$(4,625)

Denominator:
Weighted average shares used in computing basic and diluted net loss per share	1,202,110,110	815,746,293
Net loss per share of ordinary share, basic and diluted	$(0.00)	$(0.00)

Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders	The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Six month ended June 30, 2023	Six month ended June 30, 2022

Options	42,477,000	19,256,200

Warrants	1,222,016,340	377,947,640

Total	1,264,493,340	397,203,840